UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005
                                               ---------------------------------

Check here if Amendment [ ];      Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Foxhall Capital Management, Inc.
          ----------------------------------------------------------------------
Address:  1613 Duke Street
          ----------------------------------------------------------------------
          Alexandria, Virginia  22314
          ----------------------------------------------------------------------

          ----------------------------------------------------------------------

Form 13F File Number: 28-07146
                      --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Paul G. Dietrich
          ----------------------------------------------------------------------
Title:    President
          ----------------------------------------------------------------------
Phone:    703-683-8575
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

Paul G. Dietrich                    Alexandria, Virginia              2-9-2006
----------------------------------  -------------------------------   ----------
           [Signature]                       [City, State]              [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[ ] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                                Name

28-
   ----------------------      -------------------------------------------------
   [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        -------------------

Form 13F Information Table Entry Total: 140
                                        -------------------

Form 13F Information Table Value Total: $175,954
                                        -------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.      Form 13F File Number     Name

         28-
-----       -----------------     ----------------------------------------------

             [Repeat as necessary.]

Foxhall Capital Management, Inc.
FORM 13F
31-Dec-05

                                                                                                                  Voting Authority
                                                                                                                --------------------
                                   Title of                  Value      Shares/  Sh/   Put/  Invstmt  Other
Name of Issuer                     class       CUSIP         (x$1000)   Prn Amt  Prn   Call  Dscretn  Managers  Sole    Shared  None
------------------------------     --------    ---------     --------   -------- ---   ----  -------  --------  ------- ------  ----
3M CO COM                          COM         88579Y101         673       8,690 SH           Sole                8,690
A G EDWARDS INC                    COM         281760108       2,922      62,347 SH           Sole               62,347
ABB LTD ADR                        COM         000375204         123      12,700 SH           Sole               12,700
ABBOTT LABS                        COM         002824100         367       9,310 SH           Sole                9,310
AFFILIATED COMPUTER SERVICES I     COM         008190100         520       8,780 SH           Sole                8,780
ALCOA INC                          COM         013817101         432      14,620 SH           Sole               14,620
ALLIED CAP CORP NEW COM            COM         01903Q108       2,140      72,851 SH           Sole               72,851
ALLSTATE CORP                      COM         020002101         273       5,050 SH           Sole                5,050
AMERICA MOVIL SERIES L ADR         COM         02364W105       5,495     187,808 SH           Sole              187,808
AMERICAN EXPRESS                   COM         025816109         901      17,515 SH           Sole               17,515
AMERICAN INTL GROUP COM            COM         026874107       5,618      82,338 SH           Sole               82,338
AMETEK INC                         COM         031100100       1,179      27,712 SH           Sole               27,712
AMGEN INC                          COM         031162100         816      10,345 SH           Sole               10,345
ANADARKO PETE CORP COM             COM         032511107         262       2,765 SH           Sole                2,765
ANHEUSER BUSCH COS INC             COM         035229103         219       5,100 SH           Sole                5,100
APACHE CORP COM                    COM         037411105       1,502      21,920 SH           Sole               21,920
APPLIED MATLS INC COM              COM         038222105         207      11,516 SH           Sole               11,516
ASTRAZENECA PLC                    COM         046353108       2,104      43,300 SH           Sole               43,300
BANK OF NY CO INC                  COM         064057102         850      26,695 SH           Sole               26,695
BANKAMERICA CORP COM               COM         060505104         275       5,969 SH           Sole                5,969
BB&T CORP COM                      COM         054937107      10,420     248,623 SH           Sole              248,623
BIOVAIL CORP                       COM         09067J109       4,171     175,761 SH           Sole              175,761
BOSTON SCIENTIFIC CORP COM         COM         101137107         226       9,210 SH           Sole                9,210
BP AMOCO PLC - SPONS ADR           COM         055622104         639       9,951 SH           Sole                9,951
BRISTOL MYERS SQUIBB CO            COM         110122108         240      10,439 SH           Sole               10,439
BUCKEYE PARTNERS UTS LP            COM         118230101         331       7,850 SH           Sole                7,850
BURLINGTON RES INC COM             COM         122014103       1,796      20,832 SH           Sole               20,832
CANADIAN NATL RY CO COM            COM         136375102       1,716      21,451 SH           Sole               21,451
CAPITAL ONE FINL CORP COM          COM         14040H105       1,003      11,604 SH           Sole               11,604
CASEY'S GENERAL STORES INC.        COM         147528103         253      10,200 SH           Sole               10,200
CERNER CORP COM                    COM         156782104       3,643      40,076 SH           Sole               40,076
CHEVRONTEXACO CORP COM             COM         166764100         725      12,777 SH           Sole               12,777
CISCO SYSTEMS                      COM         17275R102         721      42,138 SH           Sole               42,138
CITIGROUP INC                      COM         172967101       1,796      37,004 SH           Sole               37,004
COCA COLA CO                       COM         191216100         460      11,405 SH           Sole               11,405
COHEN & STEERS QUALITY REIT        COM         19247L106         264      13,700 SH           Sole               13,700
COMMERCIAL METALS COM              COM         201723103         687      18,300 SH           Sole               18,300
COMPANHIA BRASILEIRA DE DISTRI     COM         20440t201         484      14,710 SH           Sole               14,710
CONOCOPHILLIPS COM                 COM         20825C104         438       7,530 SH           Sole                7,530
CONSOLIDATED EDISON                COM         209115104         874      18,875 SH           Sole               18,875
CVS CORP COM                       COM         126650100       5,368     203,188 SH           Sole              203,188
DISNEY WALT CO DEL                 COM         254687106       1,073      44,785 SH           Sole               44,785
DOVER CORP                         COM         260003108         871      21,510 SH           Sole               21,510
DUKE ENERGY CORP                   COM         264399106         667      24,315 SH           Sole               24,315
DUN & BRADSTREET DEL COM NEW       COM         26483E100       1,180      17,625 SH           Sole               17,625
E M C CORP MASS COM                COM         268648102         961      70,525 SH           Sole               70,525
EATON CORP COM                     COM         278058102       1,054      15,705 SH           Sole               15,705
EBAY INC COM                       COM         278642103         393       9,090 SH           Sole                9,090
EMERGING MARKETS 50 ADR BLDRS      COM         09348R300       1,295      11,233 SH           Sole               11,233
EMPIRE FINANCIAL HOLDING COMPA     COM         291658102         726     200,000 SH           Sole              200,000
EXXON MOBIL CORP COM               COM         30231G102       2,097      37,339 SH           Sole               37,339
FIRST DATA CORP COM                COM         319963104         429       9,973 SH           Sole                9,973
FRANKLIN RESOURCES INC             COM         354613101       5,839      62,114 SH           Sole               62,114
FREDDIE MAC                        COM         313400301         390       5,970 SH           Sole                5,970
FREEPORT MCMORAN COPPER & GOLD     COM         35671D857         869      16,155 SH           Sole               16,155
FRIEDMAN BILLINGS RAMS CL A        COM         358434108         383      38,660 SH           Sole               38,660
GARDNER DENVER INC COM             COM         365558105       4,682      94,978 SH           Sole               94,978
GENERAL DYNAMICS CORP COM          COM         369550108         205       1,800 SH           Sole                1,800
GENERAL ELEC CO COM                COM         369604103       3,515     100,272 SH           Sole               96,432        3,840
GILDAN ACTIVEWEAR INC              COM         375916103       3,592      83,829 SH           Sole               83,829
GLOBAL ENERGY GROUP INC            COM         37941v105           5      27,000 SH           Sole               27,000
GRANT PRIDECO INC                  COM         38821G101       1,587      35,981 SH           Sole               35,981
HEALTHCARE RLTY TR COM             COM         421946104         429      12,900 SH           Sole               12,900
HEINZ H J CO COM                   COM         423074103         292       8,650 SH           Sole                8,650
HOME DEPOT INC                     COM         437076102       1,702      42,049 SH           Sole               42,049
HONEYWELL INTL INC COM             COM         438516106         525      14,101 SH           Sole               14,101
HORNBECK OFFSHORE SERVICES INC     COM         440543106       2,368      72,431 SH           Sole               72,431
INT'L BUSINESS MACHINES            COM         459200101         617       7,510 SH           Sole                7,510
INTEL CORPORATION                  COM         458140100       1,130      45,290 SH           Sole               45,290
ISHARES MSCI PACIFIC EX JAPAN      COM         464286665         880       8,922 SH           Sole                8,922
ISHARES TR S&P MIDCAP 400          COM         464287507         903      12,230 SH           Sole               12,230
ISHARES TR S&P SMLCAP 600          COM         464287804         969      16,760 SH           Sole               16,760
JOHNSON & JOHNSON                  COM         478160104         828      13,780 SH           Sole               13,780
KOREA FUND INC                     COM         500634100         376      10,575 SH           Sole               10,575
LCA-VISION INC COM NEW             COM         501803308       4,140      87,130 SH           Sole               87,130
LEGG MASON INC                     COM         524901105       3,562      29,763 SH           Sole               29,763
LEHMAN BROS HLDGS INC COM          COM         524908100         665       5,185 SH           Sole                5,185
MASSEY ENERGY CO                   COM         576206106         869      22,945 SH           Sole               22,945
MAX RE CAPITAL LTD                 COM         G6052F103         361      13,905 SH           Sole               13,905
MCG CAPITAL CORPORATION            COM         58047P107         575      39,435 SH           Sole               39,435
MCGRAW HILL COS INC COM            COM         580645109         514       9,950 SH           Sole                9,950
MERCK & CO INC                     COM         589331107         329      10,334 SH           Sole               10,334
MICROSOFT CORP                     COM         594918104       1,587      60,706 SH           Sole               60,706
MOODYS CORP                        COM         615369105         663      10,800 SH           Sole               10,800
MORGAN J P & CO INC                COM         46625H100         519      13,080 SH           Sole               13,080
MORGAN STANLEY DEAN WITTER         COM         617446448         381       6,715 SH           Sole                6,715
MORGAN STANLEY EMERGING MKTS D     COM         61744h105         136      12,516 SH           Sole               12,516
MOTOROLA INC                       COM         620076109         864      38,235 SH           Sole               38,235
MYLAN LABS INC COM                 COM         628530107         229      11,450 SH           Sole               11,450
NASDAQ 100 TR UNIT SER 1           COM         631100104       1,041      25,760 SH           Sole               25,760
NEWMONT MINING CORP COM            COM         651639106         444       8,317 SH           Sole                8,317
NIKE INC CL B                      COM         654106103         774       8,923 SH           Sole                8,923
NISOURCE INC                       COM         65473P105         426      20,400 SH           Sole               20,400
NOKIA CORP SPONSORED ADR           COM         654902204         842      45,985 SH           Sole               45,985
NORFOLK SOUTHERN CORP              COM         655844108         211       4,712 SH           Sole                4,712
NORTHERN DYNASTY MINERALS LTD      COM         66510M204       1,351     253,855 SH           Sole              253,855
NVIDIA CORP                        COM         67066G104       3,187      87,179 SH           Sole               87,179
OLD NATIONAL BANKCORP              COM         680033107         958      44,261 SH           Sole               44,261
PEABODY ENERGY CORP                COM         704549104       2,656      32,224 SH           Sole               32,224
PEPSICO INC                        COM         713448108         623      10,549 SH           Sole               10,549
PFIZER INC COM                     COM         717081103       1,014      43,502 SH           Sole               39,182        4,320
PIONEER NATURAL RESOURCES CO.      COM         723787107       1,029      20,075 SH           Sole               20,075
PROCTER & GAMBLE CO                COM         742718109         997      17,229 SH           Sole               17,229
QORUS COM INC COM                  COM         747280105           5      20,849 SH           Sole               20,849
QUALITY SYSTEMS INC                COM         747582104       1,999      26,039 SH           Sole               26,039
RENAL CARE GROUP                   COM         759930100         219       4,625 SH           Sole                4,625
SANOFI-AVENTIS GROUP ADR           COM         80105N105         399       9,100 SH           Sole                9,100
SASOL LTD SPONS ADR                COM         803866300       5,068     142,201 SH           Sole              142,201
SATYAM COMPUTER SERVICES ADR       COM         804098101       6,872     187,817 SH           Sole              187,817
SCHLUMBERGER LTD                   COM         806857108       4,520      46,522 SH           Sole               46,522
TARGET CORP                        COM         87612E106         224       4,080 SH           Sole                4,080
TEMPUR-PEDIC INTL INC              COM         88023U101         741      64,475 SH           Sole               64,475
TEXAS INSTRS INC COM               COM         882508104         562      17,510 SH           Sole               17,510
TEXAS UTILS CO COM                 COM         873168108       3,877      77,252 SH           Sole               77,252
TIME WARNER INC                    COM         887317105       1,367      78,370 SH           Sole               78,370
TOWNEBANK PORTSMOUTH COM           COM         89214P109       1,528      78,969 SH           Sole               78,969
TELECOM CORPORATON OF NEW ZEALAND  COM         879278208         319       9,750 SH           Sole                9,750
UNITED HEALTHCARE CORP             COM         91324P102         245       3,950 SH           Sole                3,950
UNIVERSAL FOREST PRODUCTS          COM         913543104       1,895      34,306 SH           Sole               34,306
USA TRUCK INC                      COM         902925106         621      21,328 SH           Sole               21,328
USX MARATHON GROUP                 COM         565849106         224       3,670 SH           Sole                3,670
WAL MART STORES INC                COM         931142103         832      17,770 SH           Sole               17,770
WALTER INDUSTRIES INC.             COM         93317q105         659      13,245 SH           Sole               13,245
WATERSIDE CAP CORP COM             COM         941872103         588     148,919 SH           Sole              148,919
WATTS INDS INC CL A                COM         942749102         302       9,965 SH           Sole                9,965
WELLPOINT HLT NETW NEW COM         COM         94973V107       1,106      13,867 SH           Sole               13,867
WESCO INTL INC COM                 COM         95082P105         613      14,335 SH           Sole               14,335
YAHOO INC COM                      COM         984332106         970      24,770 SH           Sole               24,770
BAC CAP TR I GTD CAP SECS                      055187207         342      13,500 SH           Sole               13,500
CHEVY CHASE PFD CAP CP PFD A E                 16678M207         463       8,265 SH           Sole                8,265
FEDERATED TOTAL RETURN GV FD I                 31428Q887         140      14,209 SH           Sole               14,209
FIDELITY EMERGING MARKETS                      315910869         241      13,083 SH           Sole               13,083
IDEX SER FUND ALLCAP FUND CL B                 893958454         154      10,000 SH           Sole               10,000
IDEX TRANSAMERICA CONS HIGH YI                 893961201         108      12,000 SH           Sole               12,000
NUVEEN QUALITY PREF INCOME FUN                 67072C105         374      29,216 SH           Sole               29,216
PIMCO TOTAL RETURN FUND CL B                   693390437         105      10,000 SH           Sole               10,000
PROFUNDS ULTRAJAPAN INV                        743185696         364       5,625 SH           Sole                5,625
RYDEX MID CAP VALUE H                          78355e635         228       7,598 SH           Sole                7,598
RYDEX SECTOR ROTATION CL H                     78355e833         393      30,631 SH           Sole               30,631
SHEPHERD LARGE CAP GROWTH FUND                 257368100         375      92,391 SH           Sole               92,391